Distribution of Profits (Details) (PRC, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Distribution of profits
Minimum percentage of after-tax profit transferred by subsidiaries and VIEs to fund a statutory reserve	10.00%
Threshold percentage of after-tax income required to be appropriated towards reserve until the reserve balance reaches a specified percentage of the registered capital	50.00%
Reserve fund	$ 7,251,948	$ 5,058,900
Restricted net assets	33,040,488	30,210,227
VIEs
Distribution of profits
Restricted net assets of subsidiaries and VIEs attributed to general reserve and registered capital	$ 8,349,188	$ 8,228,655